Securities (Narrative) (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013 security_type	Dec. 31, 2012 security	Dec. 31, 2011 security
Investment Securities [Line Items]
Number of securities sold										48	13
Investment securities, fair value					$ 305,400,000					$ 305,400,000	$ 126,200,000
Net gains on sales/calls of securities	643,000	0	(9,000)	30,000	92,000	(37,000)	12,000	984,000	664,000	1,051,000	350,000
Gain (Loss) on Sale of Securities, Tax									232,000	368,000	119,000
Securities, held to maturity, fair value	263,697,000				273,671,000				263,697,000	273,671,000
Number of securities, type									2
Corporate Debt, Mortgage Back Securities And Collateralized Mortgage Obligations [Member]
Investment Securities [Line Items]
Number of securities sold									28
Investment securities, fair value	98,500,000								98,500,000
Net gains on sales/calls of securities									512,000
Collateralized mortgage obligations [Member]
Investment Securities [Line Items]
Number of securities, type									46
Mortgage Backed Securities, Other [Member]
Investment Securities [Line Items]
Number of securities, type									10
Government Agency Debentures [Member]
Investment Securities [Line Items]
Net gains on sales/calls of securities									152,000
Investment securities, value called by issuing agency									50,000,000		60,000,000
Number of Securities Called at Par									2	11	3
Municipal Bonds [Member]
Investment Securities [Line Items]
Number of securities, type									28
Corporate debentures [Member]
Investment Securities [Line Items]
Number of Securities Called at Par										1
Agency and Corporate Debentures [Member]
Investment Securities [Line Items]
Net gains on sales/calls of securities										0
Investment securities, value called by issuing agency										160,300,000
Bonds [Member]
Investment Securities [Line Items]
Net gains on sales/calls of securities											0
Securities, held to maturity, fair value											60,000,000
U.S. Government agency securities [Member]
Investment Securities [Line Items]
Number of securities, type									11
Securities Pledged as Collateral [Member]
Investment Securities [Line Items]
Securities pledged to secure public deposits and other	691,300,000				713,600,000				691,300,000	713,600,000
Actual [Member]
Investment Securities [Line Items]
Held to maturity securities, ratio of remaining par value to original purchases par value (less than)											9.00%
Threshold [Member]
Investment Securities [Line Items]
Held to maturity securities, ratio of remaining par value to original purchases par value (less than)									15.00%	15.00%	15.00%
Available-for-sale Securities [Member]
Investment Securities [Line Items]
Number of securities sold									16	41	12
Investment securities, fair value	76,300,000				299,300,000				76,300,000	299,300,000	125,300,000
Available-for-sale Securities [Member] | Mortgage Backed Securities, Other [Member]
Investment Securities [Line Items]
Number of securities sold									2
Available-for-sale Securities [Member] | Private-label CMOs [Member]
Investment Securities [Line Items]
Number of securities sold										8
Securities, held to maturity, fair value					20,100,000					20,100,000
Available-for-sale Securities [Member] | Collateralized Mortgage Obligations [Member]
Investment Securities [Line Items]
Number of securities sold									14
Held-to-maturity Securities [Member]
Investment Securities [Line Items]
Investment securities, fair value	12,200,000								12,200,000
Held-to-maturity Securities [Member] | Mortgage Backed Securities, Other [Member]
Investment Securities [Line Items]
Number of securities sold									10	7	1
Securities, held to maturity, fair value					6,100,000					6,100,000	852,000
Held-to-maturity Securities [Member] | Collateralized Mortgage Obligations [Member]
Investment Securities [Line Items]
Number of securities sold									1
Held-to-maturity Securities [Member] | Bonds [Member]
Investment Securities [Line Items]
Number of securities sold									1
Held-to-maturity Securities [Member] | Sold Prior to Maturity [Member]
Investment Securities [Line Items]
Investment securities, fair value	$ 10,000,000								$ 10,000,000